RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

Amounts due from related parties as of December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$-	$45,662
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	-	215,973
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	-	360,273
Mr. Huagen Li	Manager of a subsidiary	-	123,456
Mr. Zhipeng Zuo	Manager of a subsidiary	-	133,658
Ms. Shuqin Chen	Manager of a subsidiary	-	105,784
Mr. Deqin Ke	Manager of a subsidiary	26,364	-
		$26,364	$984,806

Amounts due to related parties as of December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$344,218	$-
Ms. Xiulan Zhou	Manager of a subsidiary	1,157	-
Mr. Huagen Li	Manager of a subsidiary	2,518	-
Mr. Guodong Jia	Manager of a subsidiary	944	-
Mr. Minghua Cheng	Director and majority shareholder of the Company	157,353	-
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder of the Company	17	-
Mr. Anping Chen	Manager of a subsidiary	6,924	-
Mr. Jiangwei Jia	Manager of a subsidiary	787	-
Ms. Xiuyun Wang	Manager of a subsidiary	6,020	1,483
Mr. Yuwen Li	Vice President	70,745	292,024
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	93,298	3,063
Ms. Lihua Li	Mr. Yuwen Li’s wife	-	677
Mr. Zihao Ye	Manager of a subsidiary	-	12,958
Mr. Weihua Zuo	Manager of a subsidiary	-	2,298
Mr. Deqin Ke	Manager of a subsidiary	-	9,274
Mr. Shengpin Liu	Manager of a subsidiary	-	306
Mr. Aisheng Zhang	Manager of a subsidiary	-	3,063
Mr. Zhihua Liao	Manager of a subsidiary	-	12,254
		$683,981	$337,400

SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES

Revenues generated from related parties during the years ended December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yuwen Li	Vice President	$-	$627
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	407	51
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	389	332
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	63	42
Mr. Zihao Ye	Manager of a subsidiary	108	442
Mr. Naiyong Luo	Manager of a subsidiary	5,759	6,434
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder of the Company	6,820	1,225
Shenzhen DaXingHuaShang Industry Development Ltd	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	-	1,257
Shenzhen DaXingHuaShang Supplychain Service Co., Ltd.	Subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd.	-	269,552
Guangdong Shuiyijia Distribution Co., Ltd.	Ms. Lihua Li is the supervisor of this company	19,619	149
Dongguan Chashan Pingfeng Cigarate and Wine Co., Ltd.	Mr. Taiping Deng, a manager of a subsidiary, is the controlling shareholder of Dongguan ChaShan Pingfeng Cigarate and Wine Co. Ltd.	99,119	-
Dongguan Huanhai Trading Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	104,663	45,262
Dongguan Hualian Guanhua Gong Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Hualian Guanhua Gong Co., Ltd.	57,671	21,534
Dongguan Daying Internet Technology Co., Ltd.	Mr. Minghua Cheng, a director of the Company, is the controlling shareholder of Dongguan Daying Internet Technology Co., Ltd.	132,737	-
Dongguan Zhengui Reality Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Dongguan Zhengui Reality Co., Ltd.	54,730	71,428
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	-	15,267
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	-	76,573
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	-	86,131
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	-	86,374
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	-	87,364
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	13,245	73,784
		$495,330	$843,828

SCHEDULE OF COST OF REVENUES FROM RELATED PARTIES

Cost of revenues from related parties during the years ended December 31, 2021 and 2020 is as follows:

		2021	2020
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	$56,598	$57,426
Guangfong Jiaduonuo Shengshi Tradong Co., Ltd.	Significantly influenced by the Company	109,936	21,641
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	99,502	29,122
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	89,475	38,116
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	69,676	-
		$663,976	$308,381

SCHEDULE OF PURCHASES FROM RELATED PARTIES

Purchases from related parties during the years ended December 31, 2021 and 2020 are as follows:

		2021	2020
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	$184,099	$64,035
Guangfong Jiaduonuo Shengshi Tradong Co., Ltd.	Significantly influenced by the Company	168,066	24,774
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	63,483	9,857
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	57,086	73,843
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	72,664	48,852
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	44,454	25,507
		$679,020	$291,687